Expenses by nature - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€) employee
Expenses by nature [abstract]
Operating expense	€ 121,339	€ 122,723
Decrease in cost of services and change in inventory	3,700
Decrease in consulting and other purchased services	4,100
Increase in employee benefit expense other than share-based compensation	1,900
Increase in share-based compensation expense	€ 700
Average number of employees | employee	695	702
Increase in advertising costs	€ 2,800